Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)	The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2020, 2021 and 2022:

	Year Ended December 31, 2020			Year Ended December 31, 2021			Year Ended December 31, 2022
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	(92)	(693)	(785)	405	(754)	(349)	178	(718)	(540)
Current-period change	497	(61)	436	(227)	36	(191)	3,739	(604)	3,135

Ending balance	405	(754)	(349)	178	(718)	(540)	3,917	(1,322)	2,595